Share capital	6 Months Ended
Mar. 31, 2026
Share capital.
Share capital
8.	Share capital

	Number of ordinary	Share capital
	shares	$
30 September 2025 – par value $0.0025	15,291,767	38,229

ATM	846,911	2,117
Registered Direct Offering	—	—
Warrants exercised	46,440	116
EMIs exercised	30,102	76
RSUs granted	365,635	914

31 March 2026 – par value $0.0025	16,580,855	41,452